CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Senior secured term loan	$ 44,301	$ 0
Convertible Note	13,746	0
Exchangeable notes	210	83,312
Liquidity risk [Member]
Financial liabilities
Trade & other payables	15,261	15,127
Lease payable on Right of Use assets	13,898	15,668
Lease Payable On Sale And Leaseback Transactions	45	177
Senior secured term loan	44,301
Convertible Note	13,746
Other borrowings		31
Exchangeable notes	210	83,312	[1]
Exchangeable note interest		999
Total maturities of financial liabilities	87,461	115,314
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	15,261	15,127
Lease payable on Right of Use assets	17,196	15,668
Lease Payable On Sale And Leaseback Transactions	46	177
Senior secured term loan	69,519
Convertible Note	21,900
Other borrowings		31
Exchangeable notes	397	99,900	[1]
Exchangeable note interest		93,906
Total maturities of financial liabilities	124,319	224,809
Six Month Or Less Member | Liquidity risk [Member]
Financial liabilities
Trade & other payables	15,261	15,127
Lease payable on Right of Use assets	1,120	973
Lease Payable On Sale And Leaseback Transactions	36	51
Senior secured term loan	4,194
Convertible Note	150
Other borrowings		0
Exchangeable notes	4	0	[1]
Exchangeable note interest		1,998
Total maturities of financial liabilities	20,765	18,149
Six Month To Twelve Month Member | Liquidity risk [Member]
Financial liabilities
Trade & other payables	0	0
Lease payable on Right of Use assets	1,130	905
Lease Payable On Sale And Leaseback Transactions	10	51
Senior secured term loan	3,595
Convertible Note	150
Other borrowings		31
Exchangeable notes	4	0	[1]
Exchangeable note interest		1,998
Total maturities of financial liabilities	4,889	2,985
One Year To Two Years Member | Liquidity risk [Member]
Financial liabilities
Trade & other payables	0	0
Lease payable on Right of Use assets	2,240	1,554
Lease Payable On Sale And Leaseback Transactions	0	75
Senior secured term loan	7,190
Convertible Note	300
Other borrowings		0
Exchangeable notes	8	0	[1]
Exchangeable note interest		3,996
Total maturities of financial liabilities	9,738	5,625
Two Year To Five Years Member | Liquidity risk [Member]
Financial liabilities
Trade & other payables	0	0
Lease payable on Right of Use assets	5,739	4,516
Lease Payable On Sale And Leaseback Transactions	0	0
Senior secured term loan	54,540
Convertible Note	900
Other borrowings		0
Exchangeable notes	24	0	[1]
Exchangeable note interest		11,988
Total maturities of financial liabilities	61,203	16,504
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	0	0
Lease payable on Right of Use assets	6,967	7,720
Lease Payable On Sale And Leaseback Transactions	0	0
Senior secured term loan	0
Convertible Note	20,400
Other borrowings		0
Exchangeable notes	357	99,900	[1]
Exchangeable note interest		73,926
Total maturities of financial liabilities	$ 27,724	$ 181,546

[1]	The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.